Expense Example	Jun. 12, 2026 USD ($)
GraniteShares 2x Long SpaceX Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short SpaceX Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	$ 713